OPERATING LEASES - Summary of Maturities of Lease liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 1,590
2023	1,447
2024	921
2025	921
2026	460
Total future lease payments	5,339
Less: Imputed interest	(432)
Total lease liability balance	$ 4,907